Equity (Details) - Schedule of Changes in Treasury Shares - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Treasury Shares [Abstract]
Number of shares, Beginning Balance	3,571,179	3,533,498
Beginning Balance	R$ 50,807	R$ 49,761
Number of shares, Transfer of shares – ILPA Plan	(503,192)
Transfer of shares – ILPA Plan	R$ (7,159)
Number of shares, Return of shares – Acquisition of Agrifirma		37,681
Return of shares – Acquisition of Agrifirma		R$ 1,046
Number of shares, Ending Balance	3,067,987	3,571,179
Ending Balance	R$ 43,648	R$ 50,807